Pension Benefits - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Maximum	Dec. 31, 2012 Defined Contribution Pension USD ($)	Dec. 31, 2011 Defined Contribution Pension USD ($)	Dec. 31, 2010 Defined Contribution Pension USD ($)	Dec. 31, 2012 Taiwan Monthly Payment USD ($)	Dec. 31, 2012 Taiwan Monthly Payment TWD	Dec. 31, 2012 Taiwan Pension Plans, Defined Benefit	Dec. 31, 2012 Taiwan Defined Contribution Pension Minimum	Dec. 31, 2012 Hong Kong	Dec. 31, 2012 Hong Kong Monthly Payment USD ($)	Dec. 31, 2012 Hong Kong Monthly Payment HKD	Dec. 31, 2012 Singapore	Dec. 31, 2012 Singapore Monthly Payment USD ($)	Dec. 31, 2012 Singapore Monthly Payment SGD	Dec. 31, 2011 Other Assets USD ($)	Dec. 31, 2012 For each of first 15 years of service	Dec. 31, 2012 For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary				45 months															2 months	1 month
Accumulated benefit obligation	$ 429,000	$ 169,000
Prepaid pension		68,000																239,000
Accrued pension liability	281,000	171,000
Fair value of plan assets	291,000	263,000
Accumulated other comprehensive income	2,000	308,000
Net periodic benefit cost (income)	30,000	(18,000)	12,000
Percentage of salaries and wages contributed										2.00%	6.00%	5.00%			14.50%
Defined benefit plan, expected contribution in 2012	8,000
Maximum monthly contribution for each employee								310	9,000				161.00	1,250		4,000	5,000
Total amount of defined contribution pension expenses					$ 585,000	$ 896,000	$ 1,000,000